SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
28. SUBSEQUENT EVENTS
On March 16, 2022, the Company’s Board of directors has approved a share repurchase program whereby the Company is authorized to repurchase up to US$20 million worth of its ordinary shares (including in the form of American depositary shares) over the next six months.
[To be updated till the issuance date]